Supplementary Financial Information (Schedule of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Supplementary Financial Information [Abstract]
2024	$ 114
2025	116	$ 112
2026	116	112
2027	116	112
2028	$ 116	112
2028		$ 112